Note 2 - Warrant Liability and Fair Value of Financial Instruments - Fair Value Measurement Inputs and Valuation Techniques (Details)		Dec. 31, 2023	Jul. 07, 2023
Measurement Input, Discount Rate [Member] | Fair Value, Recurring [Member]
Warrant measurement input	[1]		0.20
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Qualified Offering Occurring, One [Member]
Warrant measurement input		0.70
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Qualified Offering Occurring, Two [Member]
Warrant measurement input		0.10	0.10	[2]
Measurement Input, Probability Rate [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | No Qualified Offering Occurring [Member]
Warrant measurement input		0.20
Measurement Input, Fixed Price [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Minimum [Member]
Warrant measurement input	[3]		0
Measurement Input, Fixed Price [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Maximum [Member]
Warrant measurement input	[3]		8,000,000
Measurement Input, Expected Term [Member] | Fair Value, Recurring [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Minimum [Member]
Warrant measurement input			0.48
Measurement Input, Expected Term [Member] | Fair Value, Recurring [Member] | Valuation, Probability-weighted Expected Return Method (PWERM) [Member] | Maximum [Member]
Warrant measurement input			0.98

[1]	The initial discount rate was chosen based on private equity rates of return as described in the AICPA Practice Aid on Valuation of Privately-Held-Company Equity securities issued as compensation. For the recurring fair value measurement, the Company updated the discount rate based upon yield curves estimated to be similar in credit quality to the Company;
[2]	Scenario probability as of issuance was based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 70%, respectively; a qualified offering occurring as of June 30, 2024 was estimated at 10%; and no qualified offering occurring was estimated at 20%;
[3]	The warrant has a $0.02 strike price, however, the strike price is low relative to the stock price, making the warrant value close to the value of a stock unit. The agreement has a fixed payment value of $8.0 million, see Note 6 – Related Party Transactions.